Document and Entity Information	9 Months Ended
May 31, 2016
Document And Entity Information
Entity Registrant Name	BorrowMoney.com, Inc.
Entity Central Index Key	0001656501
Document Type	S-1/A
Document Period End Date	May 31, 2016
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Filer Category	Smaller Reporting Company